Earnings per unit (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of calculation of Earnings Per Share, Basic and Diluted Earnings Per Unit	The following table shows the calculation of basic and diluted earnings per unit:
	Year ended December 31,
	2025	2024
Net income attributable to Parent Holdings Class A unitholders	$11,103,226	$4,976,261
Weighted average Class A units outstanding, basic and diluted	190,942	189,924
Earnings per unit attributable to Class A unitholders, basic and diluted	$58.15	$26.20